Net Loss Per Share - Calculation of Basic and Diluted Net Income or Loss Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss	$ (20,253)	$ (20,522)	$ (41,411)	$ (29,670)	$ (12,482)
Weighted-average ordinary shares outstanding	17,679	14,497	14,593	14,497	14,497
Basic and diluted net loss per share	$ (1.15)	$ (1.42)	$ (2.84)	$ (2.05)	$ (0.86)